Quarterly portfolio holdings
John Hancock
Global Shareholder Yield Fund
International equity
December 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 98.0%		$1,272,283,855
(Cost $827,341,724)
Austria 1.5%		19,629,484
BAWAG Group AG (A)(B)	130,330	19,629,484
Canada 3.8%		48,820,075
Enbridge, Inc.	146,383	7,004,798
Great-West Lifeco, Inc.	162,647	8,021,256
Nutrien, Ltd.	179,766	11,095,158
Rogers Communications, Inc., Class B	223,853	8,449,837
Royal Bank of Canada	43,229	7,369,607
TELUS Corp.	521,965	6,879,419
France 6.7%		86,562,754
AXA SA	419,456	20,125,895
Cie Generale des Etablissements Michelin SCA	197,531	6,547,391
Orange SA	1,035,156	17,273,167
Sanofi SA	163,596	15,828,738
TotalEnergies SE	264,941	17,273,600
Vinci SA	67,627	9,513,963
Germany 4.2%		54,976,963
Allianz SE	31,459	14,545,907
Deutsche Telekom AG	358,250	11,661,401
DHL Group	267,296	14,574,485
Muenchener Rueckversicherungs-Gesellschaft AG	10,914	7,182,346
Siemens AG	25,039	7,012,824
Hong Kong 0.6%		8,370,344
AIA Group, Ltd.	813,200	8,370,344
Ireland 0.7%		9,024,741
Medtronic PLC	93,949	9,024,741
Italy 2.7%		34,518,139
Infrastrutture Wireless Italiane SpA (A)(C)	897,354	8,304,277
Snam SpA	2,753,639	18,297,553
Terna - Rete Elettrica Nazionale	744,106	7,916,309
Japan 1.7%		21,608,225
Astellas Pharma, Inc.	869,900	11,577,943
NHK Spring Company, Ltd.	105,600	1,701,465
Toyota Motor Corp.	387,800	8,328,817
Norway 0.7%		9,654,344
Equinor ASA	409,398	9,654,344
South Korea 1.4%		18,466,409
Samsung Electronics Company, Ltd., GDR	8,988	18,466,409
Switzerland 2.4%		31,780,253
Nestle SA	70,408	6,988,636
Novartis AG	115,136	15,865,267
Roche Holding AG	21,615	8,926,350
Taiwan 1.8%		23,347,565
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	76,829	23,347,565
United Kingdom 11.9%		153,770,877
AstraZeneca PLC, ADR	113,210	10,407,395
BAE Systems PLC	332,610	7,655,008
British American Tobacco PLC	332,996	18,877,692
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	147,237	$13,354,396
Croda International PLC	178,055	6,459,428
GSK PLC	592,802	14,533,796
Imperial Brands PLC	514,689	21,611,802
Intertek Group PLC	121,531	7,536,909
Lloyds Banking Group PLC	7,022,240	9,288,380
National Grid PLC	757,374	11,616,918
Reckitt Benckiser Group PLC	89,241	7,221,296
Schroders PLC	1,574,670	8,607,841
Segro PLC	859,029	8,322,348
Unilever PLC	126,692	8,277,668
United States 57.9%		751,753,682
AbbVie, Inc.	97,160	22,200,088
Alphabet, Inc., Class C	25,467	7,991,545
American Electric Power Company, Inc.	130,544	15,053,029
Analog Devices, Inc.	64,203	17,411,854
Apple, Inc.	44,514	12,101,576
AT&T, Inc.	645,823	16,042,243
Bank of America Corp.	160,079	8,804,345
Best Buy Company, Inc.	97,587	6,531,498
Bristol-Myers Squibb Company	190,040	10,250,758
Broadcom, Inc.	82,607	28,590,278
Chevron Corp.	73,191	11,155,040
Cisco Systems, Inc.	338,774	26,095,761
Columbia Banking System, Inc.	390,080	10,902,736
Cummins, Inc.	13,910	7,100,360
CVS Health Corp.	250,389	19,870,871
Dell Technologies, Inc., Class C	163,930	20,635,508
Duke Energy Corp.	63,350	7,425,254
Entergy Corp.	112,568	10,404,660
Enterprise Products Partners LP	468,678	15,025,817
Essential Utilities, Inc.	178,483	6,846,608
Hasbro, Inc.	182,549	14,969,018
Hewlett Packard Enterprise Company	975,020	23,419,980
IBM Corp.	80,039	23,708,352
Iron Mountain, Inc.	90,098	7,473,629
Johnson & Johnson	34,455	7,130,462
JPMorgan Chase & Co.	30,389	9,791,944
Lazard, Inc.	259,592	12,605,788
Linde PLC	17,290	7,372,283
Lockheed Martin Corp.	14,124	6,831,355
McCormick & Company, Inc.	105,077	7,156,794
McDonald’s Corp.	22,471	6,867,812
Merck & Company, Inc.	83,463	8,785,315
Meta Platforms, Inc., Class A	10,700	7,062,963
MetLife, Inc.	142,315	11,234,346
Microchip Technology, Inc.	228,988	14,591,115
Microsoft Corp.	57,568	27,841,036
Mondelez International, Inc., Class A	135,679	7,303,601
MPLX LP	318,658	17,006,777
MSC Industrial Direct Company, Inc., Class A	163,288	13,732,521
NetApp, Inc.	72,977	7,815,107
NextEra Energy, Inc.	126,906	10,188,014
NiSource, Inc.	162,005	6,765,329
Omnicom Group, Inc.	111,926	9,038,025
ONEOK, Inc.	112,139	8,242,217
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	3

	Shares	Value
United States (continued)
Paychex, Inc.	63,553	$7,129,376
PepsiCo, Inc.	53,715	7,709,177
Pfizer, Inc.	416,183	10,362,957
Philip Morris International, Inc.	90,739	14,554,536
Pinnacle West Capital Corp.	83,071	7,368,398
Realty Income Corp.	164,573	9,276,980
Regions Financial Corp.	329,573	8,931,428
Restaurant Brands International, Inc.	187,042	12,761,876
RTX Corp.	40,019	7,339,485
Texas Instruments, Inc.	87,101	15,111,152
The Coca-Cola Company	105,077	7,345,933
The Home Depot, Inc.	20,763	7,144,548
The Toro Company	94,377	7,429,357
Truist Financial Corp.	191,324	9,415,054
U.S. Bancorp	262,803	14,023,168
United Parcel Service, Inc., Class B	85,389	8,469,735
Vail Resorts, Inc.	52,646	6,991,389
Verizon Communications, Inc.	356,966	14,539,225
VICI Properties, Inc.	400,409	11,259,501
Watsco, Inc.	21,418	7,216,795

	Yield (%)	Shares	Value
Short-term investments 0.7%			$9,082,950
(Cost $9,081,770)
Short-term funds 0.7%			9,082,950
John Hancock Collateral Trust (D)	3.7477(E)	907,914	9,082,950

Total investments (Cost $836,423,494) 98.7%	$1,281,366,805
Other assets and liabilities, net 1.3%	16,332,215
Total net assets 100.0%	$1,297,699,020

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-25. The value of securities on loan amounted to $7,409,881.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-25.
The fund had the following sector composition as a percentage of net assets on 12-31-25:
Information technology	20.0%
Financials	14.5%
Health care	12.7%
Consumer staples	9.3%
Industrials	8.6%
Communication services	8.3%
Utilities	7.8%
Energy	6.6%
Consumer discretionary	5.5%
Real estate	2.8%
Materials	1.9%
Short-term investments and other	2.0%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$19,629,484	—	$19,629,484	—
Canada	48,820,075	$48,820,075	—	—
France	86,562,754	—	86,562,754	—
Germany	54,976,963	—	54,976,963	—
Hong Kong	8,370,344	—	8,370,344	—
Ireland	9,024,741	9,024,741	—	—
Italy	34,518,139	—	34,518,139	—
Japan	21,608,225	—	21,608,225	—
Norway	9,654,344	—	9,654,344	—
South Korea	18,466,409	—	18,466,409	—
Switzerland	31,780,253	—	31,780,253	—
Taiwan	23,347,565	23,347,565	—	—
United Kingdom	153,770,877	23,761,791	130,009,086	—
United States	751,753,682	751,753,682	—	—
Short-term investments	9,082,950	9,082,950	—	—
Total investments in securities	$1,281,366,805	$865,790,804	$415,576,001	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	907,914	$15,086,503	$83,525,378	$(89,532,556)	$2,445	$1,180	$19,689	—	$9,082,950
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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